Income Taxes (Details 3) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax provision at federal statutory rate	$ (1,584,531)	$ (746,778)
State taxes	(399,174)	(59,202)
Stock-based compensation		491,727
Other	(8,964)	16,438
Valuation allowance	1,992,669	(297,815)
Net deferred tax asset